Schedule of Asset Impairment (Details) (10 K) (Parenthetical) - USD ($)				1 Months Ended
	Dec. 06, 2019	Jun. 25, 2019	Jun. 07, 2019	Jan. 31, 2019	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Contributed amount			$ 250,000
Debt instrument term	6 months
Debt instrument maturity date	Jun. 06, 2020
Series Post Seed Preferred Unit Investment Agreement [Member] | Innovation Shares L L C [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Number of shares purchased		238,096
Number of shares purchased, value		$ 250,000
Recovery of purchase price					$ 250,000
Series Post Seed Preferred Stock [Member] | Innovation Labs Ltd [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Number of shares purchased		238,096
Number of shares purchased, value		$ 250,000
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Contributed amount			150,000
Roger Bloss [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Contributed amount			$ 100,000
Coachill-Inn, LLC [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Acquisition price description				The purchase price for the property is $5,125,000. CHL was to contribute $3,000,000 toward the purchase price of this property in exchange for a twenty-five percent (25%) ownership interest in Coachill-Inn. AH made an initial non-refundable deposit in the amount of $150,000 toward the purchase of the Property. As of the date of this filing, the Company terminated its participation in the development due to financing issues and has no recourse to recover its deposit.
Payment for acquisition				$ 5,125,000
FR Holdings, LLC [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Debt instrument term			6 months
Debt instrument maturity date			Dec. 06, 2019
Debt Instrument, Interest Rate, Stated Percentage			1.00%
FR Holdings, LLC [Member] | Roger Bloss [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Debt instrument face amount			$ 250,000